497(e)
                                                                      333-160951


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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 23, 2011 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding variations for contracts issued in California. The following is added to Appendix V: State contract availability and/or variations of certain features and benefits.


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                                                                             AVAILABILITY OR
 STATE        FEATURES AND BENEFITS                                             VARIATION
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
CALIFORNIA   See "Your right to cancel within a certain number of days"   If you reside in the state of California and you are age
             in "Contract features and benefits"                          60 or older at the time the contract is issued, you may
                                                                          return your Retirement Cornerstone(R) Series contract
                                                                          within 30 days from the date that you receive it and
                                                                          receive a refund as described below. This is also referred to as the "free look" period.

                                                                          If you allocate your entire initial contribution to the
                                                                          EQ/Money Market variable investment option (and/or
                                                                          guaranteed interest option, if available), the
                                                                          amount of your refund will be equal to your contribution,
                                                                          unless you make a transfer, in which case the amount of
                                                                          your refund will be equal to your Total account value on
                                                                          the date we receive your request to cancel at our
                                                                          processing office. This amount could be less than your
                                                                          initial contribution. If you allocate any portion of your
                                                                          initial contribution to the variable investment options
                                                                          (other than the EQ/Money Market variable investment
                                                                          option), your refund will be equal to your Total account
                                                                          value on the date we receive your request to cancel at
                                                                          our processing office.

                                                                          "RETURN OF CONTRIBUTION" FREE LOOK TREATMENT AVAILABLE
                                                                          THROUGH CERTAIN SELLING BROKER-DEALERS

                                                                          Certain selling broker-dealers offer an allocation method
                                                                          designed to preserve your right to a return of your
                                                                          contributions during the free look period.
                                                                          At the time of application, you will instruct your
                                                                          financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the
                                                                          contract. Please consult your financial professional to
                                                                          learn more about the availability of "return of
                                                                          contribution" free look treatment.

                                                                          If you choose "return of contribution" free look treatment of your contract, we will allocate your entire
                                                                          contribution and any subsequent contributions made during
                                                                          the 40-day period following the contract date, to the
                                                                          EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you
                                                                          will receive a refund equal to your contributions.
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

IM-20-05 (5/11)                                        Catalog #: 147286 (5/11)
RC11.0/(NB)                                                              x03568

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                                                                                    AVAILABILITY OR
 STATE           FEATURES AND BENEFITS                                                 VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                                       If you choose the "return of contribution" free
(CONTINUED)                                                                      look treatment and your contract is still in
                                                                                 effect on the 40th day (or next Business Day)
                                                                                 following the contract date, we will automatically
                                                                                 reallocate your account value to the investment
                                                                                 options chosen on your application.

                                                                                 Any transfers made prior to the expiration of the
                                                                                 30-day free look will terminate your right to
                                                                                 "return of contribution" treatment in the event
                                                                                 you choose to exercise your free look right under
                                                                                 the contract. Any transfer made prior to the 40th
                                                                                 day following  the contract date will cancel the
                                                                                 automatic reallocation on the 40th day (or next
                                                                                 business day) following the contract date described
                                                                                 above. If you do not want AXA Equitable to perform
                                                                                 this scheduled one-time re-allocation, you must
                                                                                 call one of our customer service representatives at
                                                                                 1 (800) 789-7771 before the 40th day following the
                                                                                 contract date to cancel.

                See "Disability, terminal illness, or confinement to a nursing   The withdrawal charge waivers under items (i) and
                home" under "Withdrawal charge" in "Charges and                  (iii) do not apply.
                expenses"

                See "Transfers of ownership, collateral assignments, loans       Guaranteed benefits do not terminate upon a change
                and borrowing" in "More information"                             of owner or absolute assignment of the contract.
                                                                                 Guaranteed benefits will continue to be based on
                                                                                 the original measuring life (i.e., owner, older
                                                                                 joint owner, annuitant, older joint annuitant).
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

 Retirement Cornerstone(R) Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the
                                   Americas,
                              New York, NY 10104.

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

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